DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)								3 Months Ended		12 Months Ended
	Feb. 16, 2024	Aug. 18, 2023	Feb. 13, 2023	Nov. 22, 2022	Aug. 03, 2022	Dec. 07, 2021	Nov. 23, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	May 20, 2024	Apr. 18, 2024	Feb. 29, 2024	Feb. 20, 2024	Nov. 17, 2023	Sep. 30, 2023	Aug. 23, 2023	Feb. 21, 2023
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting commissions							$ 5,999,964
Warrants price per share							$ 11.50	$ 0.01		$ 0.01
Transaction costs							$ 9,351,106
Underwriting fees							2,499,985
Sale of stock consideration on transaction, fair value							268,617
Other offering costs							$ 582,540
Ownership interest								50.00%		50.00%
Business combination tangible assets net								$ 5,000,001		$ 5,000,001
Investment of cash in trust account								$ 320,000	$ 580,000	$ 2,540,000	$ 2,999,982
Offering price								$ 18.00		$ 18.00
Deposits																		$ 1,740,000
Cash								$ 9,458		$ 43,509	271,467
Working capital								4,875,044		4,516,047
Capital contribution								320,000	$ 580,000	2,540,000	$ 2,999,982
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents								9,458		43,509
Other Expenses								$ 100,000
Trust Account [Member]
Subsidiary, Sale of Stock [Line Items]
Deposits										$ 800,000				$ 160,000		$ 640,000		$ 160,000
Share price														$ 0.04				$ 0.04
Trust Account [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Deposits													$ 80,000
Seamless Group Inc. [Member]
Subsidiary, Sale of Stock [Line Items]
Deposits																			$ 290,000
Business combination to redeem, percentage								100.00%		100.00%
Business Combination Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Deposits															$ 80,000
Business Combination Agreement [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Deposits															$ 80,000
Business Combination Agreement [Member] | Trust Account [Member]
Subsidiary, Sale of Stock [Line Items]
Deposits																	$ 1,740,000	$ 290,000
Business Combination Agreement [Member] | Trust Account [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Deposits												$ 560,000
Business Combination Agreement [Member] | Seamless Group Inc. [Member]
Subsidiary, Sale of Stock [Line Items]
Investment of cash in trust account				$ 2,999,982
Business Combination Agreement [Member] | FINTECH Merger Sub Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination consideration transferred					$ 400,000,000
Common stock, par value					$ 0.0001
Offering price					$ 10.00
Transaction Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share								$ 10.15		$ 10.15
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share	$ 11.36	$ 10.94	$ 10.49					12.00		12.00
Common stock, par value								$ 0.0001		0.0001	$ 0.0001
Redeem shares issued	2,661,404	2,176,003	10,415,452
Redeem shares issued, amount	$ 30,260,000	$ 23,800,000	$ 109,310,000					$ 54,506,397
Redeem shares issued, trust amount	$ 53,970,000	$ 81,100,000	$ 100,590,000
Common Class A [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share	$ 11.36
Redeem shares issued	2,661,404
Redeem shares issued, amount	$ 30,260,000
Redeem shares issued, trust amount	53,970,000
Tax payable	$ 100,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share							$ 10.15	$ 10.15		10.15
Proceeds from initial public offering							$ 202,998,782
Offering price								$ 10.15		$ 10.15
IPO [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Capital contribution						$ 25,100
Notes issued						$ 400,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued							19,999,880
Sale of stock, price per share							$ 10.00
Proceeds from initial public offering							$ 199,998,800
Offering costs							9,351,106
Deferred underwriting commissions							5,999,964
Underwriting fees							2,499,985
Sale of stock consideration on transaction, fair value							268,617
Other offering costs							$ 582,540
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued							2,608,680
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued, shares							7,796,842
Warrants price per share							$ 1.00
Proceeds from warrants							$ 7,796,842